Share Capital (Details Narrative)														1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 27, 2025 USD ($) shares	Jul. 14, 2025 USD ($) shares	Mar. 12, 2025 USD ($) shares	Jan. 13, 2025 USD ($) shares	Feb. 26, 2024 USD ($) shares	Nov. 09, 2023 $ / shares shares	Oct. 24, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 06, 2023 USD ($) shares	Apr. 27, 2023 USD ($) shares	Apr. 18, 2023 USD ($) shares	Jan. 27, 2023 USD ($) shares	Jan. 11, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Jul. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Aug. 31, 2025 $ / shares shares	Aug. 31, 2025 $ / shares shares	Jan. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 31, 2024 $ / shares shares	Aug. 31, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Nov. 09, 2023 $ / shares	May 25, 2023 $ / shares shares	May 25, 2023 $ / shares shares	Dec. 31, 2022 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares, authorized shares																	Unlimited		Unlimited	Unlimited
Preferred shares, authorized shares																	Unlimited		Unlimited
Preferred shares, shares issued | shares																	0		0
Shares issued | shares								218,660	472,153	216,874								2,161,558
Shares issued for service | shares							1,896,667
Value issued for service							$ 322,433										$ 152,907	$ 333,333	$ 333,333	$ 322,433
Transaction fees																	159,506
Proceeds from Issuance of Warrants																	1,108,817
Value issued								$ 110,000	$ 100,000	$ 162,343							241,889	429,133	$ 1,047,533	100,000
Shares issued, conversion | shares												5,370
Value issued, conversion												$ 4,051
Professional fees | shares																			607,493
Shares issued other																	935,618	1,900,000	$ 1,900,000
Number of shares issued, value
Derivative liability																	7,981,771		9,007,907	1,094,316												$ 1,555,037
Share based compensation expense																	979,000		1,350,000
Share-based compensation expense																	1,434,038	1,064,647	1,301,213	1,245,406
Proceeds from issuance of common stock																	$ 1,350,707	429,133	2,277,759	100,000
Recognition of derivative liability for warrants issued																			1,230,226
Consideration of equity interest shares value																				1,900,000
Stock issued during period, shares acquisitions | shares											508,398
Stock issued during period, value acquisitions											$ 252,000									4,049,000
Derivative liability																				$ 34,178
The Leaf at 73740 LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value issued																			$ 935,618
Percentage of outstanding interest													100.00%
Consideration of equity interest shares | shares													7,633,697
Consideration of equity interest shares value													$ 3,700,000
2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted shares | shares																	503,077		6,180,833	0
Options outstanding shares | shares																	13,733,125		13,815,048	13,479,874
Share based compensation expense																	$ 815,543		$ 428,017
Stock options exercised | shares																	302,666		0
Share-based compensation expense																			$ 428,108	$ 779,085
Restricted Share Unit Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted share, granted | shares																	0		6,939,253	33,333
Restricted share, vested | shares																	3,617,757		1,330,852	855,271
Restricted share, forfeited | shares																	7,380		0	65,202
Restricted share, exercised | shares																	1,104,154		0	607,493
Share-based compensation expense																	$ 465,588		$ 539,772	$ 143,888
Average grant-date fair value | $ / shares																			$ 0.15
Average grant-date fair value | $ / shares																			0.14
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Average grant-date fair value | $ / shares																			$ 0.15
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued | shares				1,858,031	12,635,058												8,363,560	2,161,559	12,635,059	472,153
Average price | $ / shares																							$ 0.6660
Value issued				$ 935,618
Shares issued for service | shares		272,000	600,000		1,500,000												872,000	1,500,000	1,500,000	1,896,667
Value issued for service		$ 52,907	$ 100,000		$ 333,333
Shares issued, trade payables | shares	317,023
Value issued, trade payables	$ 72,082
Number of shares issued for cash, shares | shares																	8,363,560
Number of shares issued for cash, value																	$ 1,510,213
Value issued
Shares issued, conversion | shares												397,308				22,395,948
Value issued, conversion												$ 238,362
Professional fees | shares					17,491,400										17,491,400		1,858,032	17,491,400	17,491,400
Shares issued other					$ 1,900,000										$ 1,900,000
Number of shares issued														$ 580,962					580,962
Number of shares issued, value														3,649,489
Stock options exercised | shares																	302,666			607,493
Stock issued during period, shares acquisitions | shares																		580,962		8,360,755
Stock issued during period, value acquisitions
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued | shares																	8,603,800		35,751,969
Value issued, conversion																$ 7,083,853
Professional fees | shares						948,333
Warrants purchase shares | shares																	50,138,103		42,194,223
Warrants exercise price | (per share)						$ 0.35																							$ 0.50
Warrants issuance months						24 months																							24 months
Derivative liability																				946,649
Warrant [Member] | Anderson Development SB Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																														5,687,500	5,687,500
Warrants exercise price | (per share)																														$ 0.56	$ 0.80
Warrants issuance months																														60 months	60 months
Derivative liability																				$ 485,659
Warrant [Member] | Equity issuance Q2 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																									2,742,521	2,742,521
Warrants exercise price | (per share)																									$ 0.42	$ 0.60
Warrants issuance months																									24 months	24 months
Derivative liability																			$ 70,824
Warrant [Member] | Equity issuance Q4 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																			10,815,100
Warrants exercise price | (per share)																			$ 0.29					$ 0.40
Warrants issuance months																			24 months
Derivative liability																			$ 1,159,402
Warrant [Member] | Equity issuance Second Quarter 30,025 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																					8,603,800	8,603,800
Warrants exercise price | (per share)																					$ 0.22	$ 0.30
Warrants issuance months																					24 months	24 months
Derivative liability														$ 1,108,817				$ 1,108,817
Warrant [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants purchase shares | shares																											22,395,948	22,395,948
Warrants exercise price | (per share)																											$ 1.00	$ 1.50
Warrants issuance months																											24 months	24 months
Derivative liability																			$ 824,427